Investment in Associates and Joint Ventures (Tables)	6 Months Ended
Apr. 30, 2024
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements
The following tables represent the gross

amount of Schwab’s total assets, liabilities,

net revenues, net income available to common

stockholders, other
comprehensive income (loss), and comprehensive

income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
March 31 September 30
2024 2023
Total assets $ 634,593 $ 644,139
Total liabilities 577,180 592,923
(millions of Canadian dollars) For the three months ended For the six months ended
March 31 March 31 March 31 March 31
2024 2023 2024 2023
Total net revenues $ 6,393 $ 6,915 $ 12,466 $ 14,380
Total net income available to common stockholders 1,687 2,072 2,948 4,544
Total other comprehensive income (loss) 749 2,610 4,319 3,331
Total comprehensive income (loss)

2,436

4,682

7,267

7,875